Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities:
Net loss	$ (5,379,582)	$ (3,451,699)
Issuance of shares for services	258,000
Amortization of deferred compensation	662,464	662,464
Partial refund of facility lease deposit		52,055
Lessor incentive		134,625
Stock-based compensation expense	448,444	204,011
Depreciation and amortization expense	206,458	98,987
Change in accounts receivable	(189,239)
Change in prepaids and other current assets	7,719	(5,141)
Change in accounts payable	347,697	45,525
Change in accrued expenses and other current liabilities	67	6,382
Net cash used in operating activities	(3,637,972)	(2,252,791)
Investing activities:
Purchase of equipment	(590,043)	(503,725)
Payment for leasehold improvements	(82,502)	(451,942)
Net cash used in investing activities	(672,545)	(955,667)
Financing activities:
Proceeds from Private Placement, net of offering costs	5,641,485	206,930
Payment of other offering costs		(45,000)
Net cash provided by financing activities	5,641,485	161,930
Net change in cash	1,330,968	(3,046,528)
Cash, beginning of period	3,740,722	6,787,250
Cash, end of period	$ 5,071,690	$ 3,740,722